Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Costs to be paid	208.7	154.8
Personnel related items	427.6	544.4
Derivative financial instruments	67.3	47.4
Lease liabilities	113.8	140.0
Standard warranty reserve	59.7	59.8
Provisions	21.0	160.3
Other	6.7	6.4
Accrued and other liabilities	904.8	1,113.1
Less: non-current portion of accrued and other liabilities	279.3	201.7
Current portion of accrued and other liabilities	625.5	911.4

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

Changes in Standard Warranty Reserve
Changes in standard warranty reserve for the years 2018 and 2017 are as follows:

Year ended December 31	2017	2018
(in millions)	EUR	EUR

Balance at beginning of year	36.5	59.7
Additions for the year	74.3	79.7
Utilization of the reserve	(35.4)	(59.8)
Release of the reserve	(14.3)	(17.8)
Effect of exchange rates	(1.4)	(2.0)
Balance at end of year	59.7	59.8